Income Taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Enterprise income taxes percentage	25.00%		25.00%
Effective income tax slab rate description	RLSP was disposed of by the Company on November 20, 2025 by selling all of the Company’s then equity interests in RLSP to Shanghai Yongliansen Import and Export Trading Co., Ltd. (“Yongliansen”).		RLSP was disposed from the Company on November 20, 2025 by selling all our then equity interests in RLSP to Shanghai Yongliansen Import and Export Trading Co., Ltd. (“Yongliansen”).
Income tax examination description	The two-tier profits tax rate system of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD2 million (approximately US$260,000) of assessable profits of a corporation is subject to the lowered tax rate, 8.25%, while the remaining assessable profits are subject to the tax rate of 16.5%.		The two-tier profits tax rates system of Hong Kong became effective since the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD2 million (approximately US$260,000) of assessable profits of a corporation is subject to the lowered tax rate, 8.25%, while the remaining assessable profits is subject to the tax rate of 16.5%.
Income tax expense			$ 63,942
Deferred tax liabilities	63,942		220,796
GILTI tax expense	$ 0	$ 0	$ 0	$ 0